OUTSIDE SERVICES	12 Months Ended
Dec. 31, 2015
LAT PARMA LLC
OUTSIDE SERVICES

NOTE 5: OUTSIDE SERVICES

For the year ended December 31, 2015 the company’s largest expense was Outside Services. This expense was for independent consultants that included physician experts, European orphan drug consultants, and contract research.